Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 751,640	$ 1,168,600
Prepaid expenses and other current assets	23,438	62,500
Total current assets	775,078	1,231,100
Non-current assets:
Cash held in Trust account	10,316	47,979
Investments held in Trust account	238,372,960	235,243,004
Prepaid insurance		23,438
Total assets	239,158,354	236,545,521
Current liabilities:
Accounts payable	80,042	1,462
Accrued liabilities	244,644	275,000
Accrued income tax payable	408,275	572,869
Total current liabilities	732,961	849,331
Deferred tax liability	101,521	102,777
Total liabilities	834,482	952,108
Commitments and Contingencies
Common shares subject to possible redemption, 22,573,931 and 22,831,030 shares at redemption value of $10.35 and $10.10 at December 31, 2019 and 2018, respectively	233,323,871	230,593,412
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2019 and 2018
Common stock, $0.0001 par value; 100,000,000 shares authorized; 7,066,069 and 6,808,970 shares issued and outstanding (excluding 22,573,931 and 22,831,030 shares subject to possible redemption) at December 31, 2019 and 2018, respectively	709	681
Additional paid-in capital	4,999,292	3,086,285
Retained earnings		1,913,035
Total stockholders' equity	5,000,001	5,000,001
Total Liabilities and Stockholders' Equity	$ 239,158,354	$ 236,545,521